Note 13 - Stock Option and Incentive Plan (Details) - Non-vested Stock Option Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-vested Stock Option Activity [Abstract]
Outstanding at December 31, 2012	4,287,583	202,206
Outstanding at December 31, 2012	$ 0.02	$ 0.65
Granted	15,450,000	6,400,000	46,875
Granted		$ 0.02	$ 0.14
Forfeited/cancelled		(119,499)
Forfeited/cancelled		$ 2.65
Released/vested		(2,195,124)
Released/vested		$ 0.14
Outstanding at December 31, 2013		4,287,583	202,206
Outstanding at December 31, 2013		$ 0.02	$ 0.65